CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Net revenues
Total net revenues	¥ 9,422,229	$ 1,290,840	¥ 8,812,013	¥ 8,400,631
Operating expenses:
Cost of products	(2,473,804)	(338,910)	(2,409,110)	(2,255,950)
Fulfillment	(2,461,591)	(337,237)	(2,507,306)	(2,719,749)
Sales and marketing	(3,380,724)	(463,157)	(2,829,016)	(2,674,358)
Technology and content	(550,289)	(75,389)	(505,203)	(427,954)
General and administrative	(719,157)	(98,524)	(855,914)	(371,470)
Other operating income, net	55,445	7,596	123,368	95,292
Impairment of goodwill	(6,934)	(950)	(35,212)	(13,155)
Total operating expenses	(9,537,054)	(1,306,571)	(9,018,393)	(8,367,344)
Income (loss) from operations	(114,825)	(15,731)	(206,380)	33,287
Other income (expenses):
Interest income	68,752	9,419	82,113	45,816
Interest expense	(38,987)	(5,341)	(41,344)	(56,917)
Unrealized investment (loss) gain	4,851	665	(68,031)	(97,827)
Loss on disposal of investments				(16,967)
(Loss) gain on disposal/acquisition of subsidiaries			631	(90,065)
Gain on repurchase of 1.625% convertible senior notes due 2024	0	0	0	7,907
Impairment loss of investments	(14,403)	(1,973)	0	(8,400)
Exchange loss	(10,213)	(1,399)	(8,530)	(32,384)
Fair value change on financial instruments	11,838	1,622	24,515	(364,758)
Loss before income tax and share of income (loss) in equity method investments	(92,987)	(12,738)	(217,026)	(580,308)
Income tax expense	(20,739)	(2,841)	(12,003)	(26,480)
Share of (loss) income in equity method investments	(24,658)	(3,378)	6,253	(3,586)
Net loss	(138,384)	(18,957)	(222,776)	(610,374)
Net loss (income) attributable to non-controlling interests	1,990	273	(9,677)	843
Net income attributable to redeemable non-controlling interests	(48,804)	(6,686)	(45,969)	(43,759)
Net loss attributable to ordinary shareholders of Baozun Inc.	¥ (185,198)	$ (25,370)	¥ (278,422)	¥ (653,290)
Net loss per share attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	¥ (1.03)	$ (0.14)	¥ (1.56)	¥ (3.56)
Diluted | (per share)	(1.03)	(0.14)	(1.56)	(3.56)
Net loss per American depositary shares ("ADS") attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	(3.09)	(0.42)	(4.68)	(10.69)
Diluted | (per share)	¥ (3.09)	$ (0.42)	¥ (4.68)	¥ (10.69)
Product sales
Net revenues
Total net revenues	¥ 3,466,928	$ 474,967	¥ 3,357,202	¥ 2,644,214
Service
Net revenues
Total net revenues	¥ 5,955,301	$ 815,873	¥ 5,454,811	¥ 5,756,417